UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Equity Dividend Fund
(formerly DWS Equity Dividend Fund)
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 2.3%
McDonald's Corp.	301,189	28,227,433
Leisure Products 2.2%
Mattel, Inc. (a)	778,566	26,852,741
Multiline Retail 2.7%
Kohl's Corp.	575,974	33,861,512
Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc.	887,487	32,686,146
Consumer Staples 17.4%
Beverages 4.9%
Coca-Cola Co.	716,310	29,884,453
PepsiCo, Inc.	339,668	31,415,894

		61,300,347
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	404,179	30,515,514
Household Products 2.6%
Procter & Gamble Co.	386,042	32,083,951
Tobacco 7.4%
Altria Group, Inc.	723,500	31,168,380
Philip Morris International, Inc.	359,851	30,796,048
Reynolds American, Inc.	502,761	29,396,436

		91,360,864
Energy 11.9%
Energy Equipment & Services 2.1%
Transocean Ltd. (a)	673,807	26,042,640
Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	232,393	30,083,274
ConocoPhillips	353,940	28,747,007
Marathon Oil Corp.	760,124	31,689,569
Occidental Petroleum Corp.	295,630	30,665,700

		121,185,550
Health Care 17.5%
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	419,625	31,463,483
Health Care Providers & Services 2.6%
Quest Diagnostics, Inc. (a)	516,961	32,677,105
Pharmaceuticals 12.3%
AbbVie, Inc.	537,607	29,718,915
Eli Lilly & Co.	488,049	31,020,394
Johnson & Johnson	290,062	30,088,131
Merck & Co., Inc.	524,533	31,529,679
Pfizer, Inc.	1,022,272	30,044,574

		152,401,693
Industrials 16.9%
Aerospace & Defense 4.9%
Northrop Grumman Corp. (a)	253,620	32,265,536
United Technologies Corp.	262,799	28,377,036

		60,642,572
Electrical Equipment 4.6%
Eaton Corp. PLC	393,134	27,444,684
Emerson Electric Co.	457,230	29,271,865

		56,716,549
Industrial Conglomerates 2.4%
General Electric Co.	1,154,578	29,995,937
Machinery 5.0%
Caterpillar, Inc. (a)	279,255	30,458,343
Illinois Tool Works, Inc.	346,497	30,564,500

		61,022,843
Information Technology 20.4%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,220,978	30,512,240
IT Services 2.6%
International Business Machines Corp.	167,432	32,197,174
Semiconductors & Semiconductor Equipment 7.5%
Intel Corp.	981,943	34,289,450
KLA-Tencor Corp. (a)	417,662	31,917,730
Xilinx, Inc.	641,397	27,099,023

		93,306,203
Software 5.1%
CA, Inc.	1,055,762	29,814,719
Microsoft Corp.	727,603	33,055,004

		62,869,723
Technology Hardware, Storage & Peripherals Tecv 2.7%
Apple, Inc.	326,494	33,465,635
Materials 2.5%
Chemicals
E.I. du Pont de Nemours & Co.	463,643	30,651,439
Telecommunication Services 2.5%
Diversified Telecommunication Services
Verizon Communications, Inc.	620,111	30,893,930

Total Common Stocks (Cost $1,152,957,509)		1,222,933,224
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $79,271,396)	79,271,396	79,271,396
Cash Equivalents 0.9%
Central Cash Management Fund, 0.05% (b) (Cost $11,612,345)	11,612,345	11,612,345

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,243,841,250) †	106.3	1,313,816,965
Other Assets and Liabilities, Net	(6.3)	(77,865,306)

Net Assets	100.0	1,235,951,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $1,244,272,907.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $69,544,058.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,060,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,516,580.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2014 amounted to $78,438,289, which is 6.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,222,933,224	$—	$—	$1,222,933,244
Short-Term Investments (d)	90,883,741	—	—	90,883,741

Total	$1,313,816,965	$—	$—	$1,313,816,965

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014